Note Payable Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Note Payable Disclosure

NOTE 3 - NOTE PAYABLE OTHER

On September 29, 2013, a creditor of the Company converted accounts payable in the amount of $34,541 into a note payable. The note payable, which is due on June 30, 2017, is non-interest bearing and has no collateral.

NOTE 7 - NOTE PAYABLE

On September 29, 2013, a creditor of the Company converted accounts payable in the amount of $34,541 into a note payable. The note payable, which is due on June 30, 2016, is non-interest bearing and has no collateral.